CURRENT/NON-CURRENT DISTINCTION (Details) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash and due from banks	$ 32,574,118	$ 55,357,647	$ 54,256,477
Cash	12,589,320	19,309,242
Argentine Central Bank	18,134,499	29,620,309
Other local financial institutions	1,208,357	6,198,171
Others	641,942	229,925
Debt securities at fair value through profit or loss	19,757,685	14,900,812	$ 1,168,228
Derivatives	221,858	217,271
Reverse Repo Transactions	42,849,578	33,742,602
Other financial assets	13,922,961	6,468,183
Loans and other financing	155,474,329	159,085,216
To the non-financial public sector	22,738	35,517
To the financial sector	76,832	18,207
To the Non-Financial Private Sector and Foreign residents	155,374,759	159,031,492
Other debt securities	78,930,240	61,674,714
Financial assets pledged as collateral	8,539,934	7,403,589
Current income tax assets	880,290
Inventories	136,775	107,114
Investments in equity instruments	264,280	175,587
Property, plant and equipment	11,034,912	10,722,347
Investment Property	8,698,123	9,053,396
Intangible assets	11,422,105	10,237,674
Deferred income tax assets	3,234,956	5,005,051
Other non-financial assets	2,460,898	2,042,059
Total Assets	390,403,042	376,193,262
LIABILITIES
Deposits	288,458,097	269,644,541
Non-financial public sector	11,475,017	11,941,378
Financial sector	39,099	86,665
Non-financial private sector and foreign residents	276,943,981	257,616,498
Liabilities at fair value through profit or loss	2,053,216	3,021,859
Derivatives		3,011
Other financial liabilities	23,780,242	11,364,228
Financing received from the Argentine Central Bank and other financial institutions	6,252,548	8,833,545
Unsubordinated debt securities	1,059,240	6,379,922
Current income tax liability		1,944,531
Subordinated negotiable obligations		1,721,443
Provisions	913,671	1,028,051
Deferred income tax liability	61,736	63,403
Other non-financial liabilities	16,273,876	18,333,518
TOTAL LIABILITIES	338,852,626	322,338,052
Up to 1 year [member]
ASSETS
Cash and due from banks	32,574,118	55,357,647
Cash	12,589,320	19,309,242
Argentine Central Bank	18,134,499	29,620,309
Other local financial institutions	1,208,357	6,198,171
Others	641,942	229,925
Debt securities at fair value through profit or loss	19,757,685	14,900,812
Derivatives	221,858	217,271
Reverse Repo Transactions	42,849,578	33,742,602
Other financial assets	13,922,961	6,468,183
Loans and other financing	115,676,418	113,435,978
To the non-financial public sector	22,738	19,067
To the financial sector	12,161	18,207
To the Non-Financial Private Sector and Foreign residents	115,641,519	113,398,704
Other debt securities	73,207,135	43,526,385
Financial assets pledged as collateral	8,539,934	7,403,589
Current income tax assets	880,290
Inventories	136,775	107,114
Investments in equity instruments		30,119
Deferred income tax assets	485,243	681,562
Other non-financial assets	1,135,934	1,082,769
Total Assets	309,387,929	276,954,031
LIABILITIES
Deposits	288,455,225	269,643,973
Non-financial public sector	11,475,017	11,941,378
Financial sector	39,099	86,665
Non-financial private sector and foreign residents	276,941,109	257,615,930
Liabilities at fair value through profit or loss	2,053,216	3,021,859
Derivatives		3,011
Other financial liabilities	23,219,035	10,286,290
Financing received from the Argentine Central Bank and other financial institutions	5,853,350	8,335,637
Unsubordinated debt securities	341,623	4,763,516
Current income tax liability		1,944,531
Subordinated negotiable obligations		1,721,443
Provisions	66,183	63,669
Deferred income tax liability	61,736	63,403
Other non-financial liabilities	16,273,876	15,585,288
TOTAL LIABILITIES	336,324,244	315,432,620
Later than one year [member]
ASSETS
Loans and other financing	39,797,911	45,649,238
To the non-financial public sector		16,450
To the financial sector	64,671	0
To the Non-Financial Private Sector and Foreign residents	39,733,240	45,632,788
Other debt securities	5,723,105	18,148,329
Investments in equity instruments	264,280	145,468
Property, plant and equipment	11,034,912	10,722,347
Investment Property	8,698,123	9,053,396
Intangible assets	11,422,105	10,237,674
Deferred income tax assets	2,749,713	4,323,489
Other non-financial assets	1,324,964	959,290
Total Assets	81,015,113	99,239,231
LIABILITIES
Deposits	2,872	568
Non-financial private sector and foreign residents	2,872	568
Other financial liabilities	561,207	1,077,938
Financing received from the Argentine Central Bank and other financial institutions	399,198	497,908
Unsubordinated debt securities	717,617	1,616,406
Provisions	847,488	964,382
Other non-financial liabilities		2,748,230
TOTAL LIABILITIES	$ 2,528,382	$ 6,905,432